Securities - Summary of Securities Net Realized Gains (Losses) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (47)	$ (12)	$ (27)	$ (2)
Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	(61)		(61)
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 14	$ (12)	$ 34	$ (2)